Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

Year Ended
December 31, 2024
Numerator:
Net loss	$(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(73,384)
Less: Net loss attributable to noncontrolling interests	(7,037)
Add: Series A Preferred Dividends	(3,258)
Add: Series B Preferred Dividends	(1,233)
Basic Net loss attributable to common stockholders	$(25,565)

Denominator:
Weighted Average Class A Common Stock outstanding	17,757,741
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,051,749
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,000,000
Weighted Average Shares Outstanding - basic and diluted	23,809,490

Basic and Diluted Earnings Loss Per Share
Basic	$(1.07)
Diluted	$(1.07)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table summarizes potentially dilutive outstanding securities for the year ended December 31, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,274,742
Total anti-dilutive features	8,127,944